Commitments and Contingencies - Related to vessels under construction (Details) - Vessels under construction - Samsung $ in Thousands	Jun. 30, 2021 USD ($)
Contractual commitments
Capital commitment	$ 150,880
Not later than one year
Contractual commitments
Capital commitment	$ 150,880